PACE® Select Advisors Trust

March 28, 2024

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and standalone prospectus relating to Class P shares for UBS Government Money Market Investments Fund (the "Government Money Market Investments Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information (the "SAI"), each dated November 28, 2023, as supplemented.

Includes:

•  UBS Government Money Market Investments Fund

•  PACE® Mortgage-Backed Securities Fixed Income Investments

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

•  PACE® Municipal Fixed Income Investments

•  PACE® Global Fixed Income Investments

•  PACE® High Yield Investments

•  PACE® Large Co Value Equity Investments

•  PACE® Large Co Growth Equity Investments

•  PACE® Small/Medium Co Value Equity Investments

•  PACE® Small/Medium Co Growth Equity Investments

•  PACE® International Equity Investments

•  PACE® International Emerging Markets Equity Investments

•  PACE® Global Real Estate Securities Investments

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for the above-named series (each, a "fund") of PACE Select Advisers Trust (the "Trust").

First, this supplement updates certain information in the Multi-Class Prospectus regarding changes to intermediary-specific sales charge waivers and discounts.

Second, the purpose of this supplement is to update certain information regarding additional compensation paid to UBS Financial Services Inc. as an affiliated broker-dealer.

ZS-1252

I. Intermediary-specific sales charge waivers and discounts

Effective April 1, 2024, Appendix A to the Multi-Class Prospectus is revised by replacing the section relating to Merrill Lynch in its entirety with the following:

Purchases or sales of front-end (i.e., Class A) mutual fund shares through a Merrill Lynch ("Merrill") platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in the funds' prospectus or SAI. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the investor's responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the "Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Investors are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Sales Load Waivers on Class A Shares Available at Merrill

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee's Merrill Household (as defined in the Merrill SLWD Supplement)

Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund's officers or trustees)

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill's account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge ("CDSC") Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

Shares sold due to the client's death or disability (as defined by Internal Revenue Code Section 22(e)(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill's maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle investors to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

II. Additional compensation to affiliated broker-dealer

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

The section captioned "Buying shares" and sub-captioned "Additional compensation to affiliated broker-dealer" beginning on page 140 of the Multi-Class Prospectus is revised by replacing the first bullet point of that section in its entirety with the following:

•  All funds (except PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments and PACE International Equity Investments): Annual rate of 0.05% (5 basis points) of the value of the net assets invested in each fund to be paid on a quarterly basis (although UBS Financial Services Inc. may choose not to receive such payments, or receive a reduced amount, on assets held in certain types of accounts or wrap fee advisory programs).

•  PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments and PACE International Equity Investments: Annual rate of 0.15% (15 basis points) of the value of the net assets invested in each fund to be paid on a quarterly basis (although UBS Financial Services Inc. may choose not to receive such payments, or receive a reduced amount, on assets held in certain types of accounts or wrap fee advisory programs).

The section captioned "Buying shares" and sub-captioned "Additional compensation to affiliated broker-dealer" on page 141 of the Class P Prospectus is revised by replacing the first and second bullet points of that section in their entirety with the following:

•  All funds (except UBS Government Money Market Investments Fund, PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments and PACE International Equity Investments): Annual rate of 0.05% (5 basis points) of the value of the net assets invested in each fund to be paid on a quarterly basis (although UBS Financial Services Inc. may choose not to receive such payments, or receive a reduced amount, on assets held in certain types of accounts or wrap fee advisory programs).

•  PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments and PACE International Equity Investments: Annual rate of 0.15% (15 basis points) of the value of the net assets invested in each fund to be paid on a quarterly basis (although UBS Financial Services Inc. may choose not to receive such payments, or receive a reduced amount, on assets held in certain types of accounts or wrap fee advisory programs).

•  UBS Government Money Market Investments Fund: Annual rate of up to 0.05% (5 basis points) of the value of the net assets invested in UBS Government Money Market Investments Fund (excluding assets attributable to retirement accounts held in discretionary programs at UBS Financial Services Inc.) to be paid on a monthly basis.

The section captioned "Buying shares" and sub-captioned "Additional compensation to affiliated broker-dealer" on page 10 of the Government Money Market Investments Prospectus is revised by replacing the bullet point of that section in its entirety with the following:

•  Annual rate of up to 0.05% (5 basis points) of the value of the net assets invested in UBS Government Money Market Investments Fund (excluding assets attributable to retirement accounts held in discretionary programs at UBS Financial Services Inc.) to be paid on a monthly basis.

The same section of the Multi-Class Prospectus and Class P Prospectus is revised by deleting the second to last paragraph in its entirety.

The section captioned "Investment management, administration and principal underwriting arrangements" and sub-captioned "Additional compensation to affiliated broker-dealer" on page 110 of the SAI is revised by replacing the first and second bullet points of that section in their entirety with the following:

•  All funds (except UBS Government Money Market Investments Fund, PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments and PACE International Equity Investments): Annual rate of 0.05% (5 basis points) of the value of the net assets invested in each fund to be paid on a quarterly basis (although UBS Financial Services Inc. may choose not to receive such payments, or receive a reduced amount, on assets held in certain types of accounts or wrap fee advisory programs).

•  PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments and PACE International Equity Investments: Annual rate of 0.15% (15 basis points) of the value of the net assets invested in each fund to be paid on a quarterly basis (although UBS Financial Services Inc. may choose not to receive such payments, or receive a reduced amount, on assets held in certain types of accounts or wrap fee advisory programs).

•  UBS Government Money Market Investments Fund: Annual rate of up to 0.05% (5 basis points) of the value of the net assets invested in UBS Government Money Market Investments Fund (excluding assets attributable to retirement accounts held in discretionary programs at UBS Financial Services Inc.) to be paid on a monthly basis.

The same section of the SAI is revised by deleting the second to last paragraph in its entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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